ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HIGH YIELD FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)
CORPORATE BONDS 91.1%
Aerospace & Defense 1.9%
Aviall, 7.625%, 7/1/11	9,125	9,422
BE Aerospace, 8.50%, 10/1/10	2,800	2,996
BE Aerospace, Series B, 8.875%, 5/1/11	9,675	10,110
Gencorp, 9.50%, 8/15/13	17,452	18,935
L-3 Communications, 6.375%, 10/15/15	11,960	11,960
Moog, 6.25%, 1/15/15	8,450	8,365
Sequa, 9.00%, 8/1/09	1,275	1,371
TD Funding, 8.375%, 7/15/11	6,150	6,442
United Airlines, 8.46%, 2/1/12 (1) (4)	2,000	2,033
Vought Aircraft, 8.00%, 7/15/11	8,735	8,211
		79,845
Automotive 4.0%
Accuride, 8.50%, 2/1/15	9,870	9,771
Adesa, 7.625%, 6/15/12	9,614	9,686
Autocam, 10.875%, 6/15/14	6,075	4,116
Commercial Vehicle Group, 8.00%, 7/1/13	2,050	2,040
Ford Motor Credit, 7.375%, 10/28/09	79,175	73,040
General Motors Acceptance Corp., 5.625%, 5/15/09	5,275	4,799
General Motors Acceptance Corp., 6.75%, 12/1/14	22,100	19,608
General Motors Acceptance Corp., 6.875%, 8/28/12	11,804	10,534
General Motors Acceptance Corp., 7.75%, 1/19/10	22,450	21,212
Insurance Auto Auctions, 11.00%, 4/1/13	9,775	10,190
Visteon, 7.00%, 3/10/14	6,175	4,577
		169,573
Beverages 0.3%
Cott Beverages, 8.00%, 12/15/11	4,200	4,347
Le*Nature's, 10.00%, 6/15/13 (2)(3)	8,075	8,459
		12,806
Broadcasting 1.6%
Allbritton Communications, 7.75%, 12/15/12	13,117	13,183
Canadian Satellite Radio, 12.75%, 2/15/14 (2)	6,025	6,145
Fisher Communications, 8.625%, 9/15/14	2,475	2,602
Gray Communications, 9.25%, 12/15/11	9,810	10,423
Sinclair Broadcast Group, 8.00%, 3/15/12	13,170	13,466
Sinclair Broadcast Group, 8.75%, 12/15/11	475	499
Sirius Satellite Radio, 9.625%, 8/1/13	10,525	10,262
XM Satellite Radio, 12.00%, 6/15/10	7,008	7,814
XM Satellite Radio, 14.00%, 12/31/09 (3)	3,761	4,024
		68,418
Building & Real Estate 0.3%
Mobile Mini, 9.50%, 7/1/13	6,700	7,353
WCI Communities, 9.125%, 5/1/12	3,875	3,924
		11,277
Building Products 1.8%
Building Materials, 7.75%, 8/1/14	14,265	14,123
Collins & Aikman Floorcoverings, 9.75%, 2/15/10	10,650	10,064
Gibraltar Industries, 8.00%, 12/1/15 (2)	13,750	13,853
Interface, 9.50%, 2/1/14	275	279
Interface, 10.375%, 2/1/10	12,835	14,022
Norcraft, 9.00%, 11/1/11	9,555	9,818
Norcraft Holdings Capital, 0.00%, 9/1/12 (3)	8,265	5,930
Texas Industries, 7.25%, 7/15/13	10,045	10,397
		78,486
Cable Operators 2.6%
Charter Communications, 7.87%, 4/27/11 (1)(4)	22,750	23,006
Charter Communications, 8.00%, 4/30/12 (2)	10,955	11,010
CSC Holdings, 7.25%, 7/15/08	18,660	18,893
Frontiervision Operating Partners, 8.90%, 3/31/06 (1)(4)	3,381	3,380
Frontiervision Operating Partners, 9.025%, 3/31/06 (1)(4)	4,420	4,437
Insight Midwest / Insight Capital, 9.75%, 10/1/09	3,715	3,840
Mediacom Broadband, 8.50%, 10/15/15	4,175	4,029
Mediacom Broadband, 11.00%, 7/15/13	6,465	6,934
Olympus Communications, 8.75%, 6/30/10 (1)(4)	8,500	8,309
Rainbow National Services, 8.75%, 9/1/12 (2)	3,452	3,719
Rogers Cable, 6.75%, 3/15/15	10,350	10,648
Videotron, 6.375%, 12/15/15	4,500	4,477
Videotron, 6.875%, 1/15/14	8,975	9,177
		111,859
Chemicals 4.9%
Arco Chemical, 10.25%, 11/1/10	3,920	4,273
Compass Minerals, 0.00%, 6/1/13 (3)	19,500	17,355
Crompton, 9.875%, 8/1/12	1,875	2,119
Crystal U.S. Holdings, 0.00%, 10/1/14 (3)	9,079	7,104
Crystal U.S. Holdings, 0.00%, 10/1/14 (3)	9,166	7,149
Crystal U.S. Holdings, 9.625%, 6/15/14	14,225	15,968
Equistar Chemicals, 8.75%, 2/15/09	1,325	1,378
Freeport-McMoRan, 7.00%, 2/15/08	4,650	4,743
Hercules, 6.75%, 10/15/29 (Tender 4/15/14)	2,375	2,339
Huntsman, 11.625%, 10/15/10	6,476	7,383
IMC Global, 10.875%, 6/1/08	1,500	1,657
IMC Global, 10.875%, 8/1/13	1,125	1,298
IMC Global, 11.25%, 6/1/11	1,250	1,341
Invista, 9.25%, 5/1/12 (2)	28,845	30,720
Koppers Industry, 9.875%, 10/15/13	13,015	14,251
Lyondell Chemical, 9.50%, 12/15/08	2,606	2,710
Lyondell Chemical, 9.625%, 5/1/07	3,675	3,804
Lyondell Chemical, 10.50%, 6/1/13	13,275	14,802
Lyondell Chemical, 11.125%, 7/15/12	4,475	4,922
Nell AF S.a.r.l., 8.375%, 8/15/15 (2)	16,625	16,750
Resolution Performance, 9.50%, 4/15/10	9,605	9,893
Rhodia, 10.25%, 6/1/10	11,960	13,575
Rockwood Specialties, 10.625%, 5/15/11	8,986	9,885
Terra Capital, 11.50%, 6/1/10	5,812	6,509
United Agri Products, 8.25%, 12/15/11 (3)	8,583	9,033
		210,961
Consumer Products 4.3%
AAC Group, 0.00%, 10/1/12 (3)	7,600	5,814
Acco Brands, 7.625%, 8/15/15	9,150	8,532
American Achievement, 8.25%, 4/1/12	10,825	11,068
Chattem, 7.00%, 3/1/14	9,650	9,783
Couche-Tard, 7.50%, 12/15/13	11,149	11,623
Eastman Kodak, 6.721%, 10/18/12 (1)(4)	8,984	9,085
Eastman Kodak, 7.25%, 11/15/13	20,195	19,842
FTD, 7.75%, 2/15/14	13,059	12,863
Jostens, 0.00%, 12/1/13 (3)	23,450	18,056
Jostens IH, 7.625%, 10/1/12	13,465	13,701
K2, 7.375%, 7/1/14	7,475	7,531
Pantry, 7.75%, 2/15/14	8,375	8,679
Rayovac, 8.50%, 10/1/13	5,040	4,612
Sealy Mattress, 8.25%, 6/15/14	11,715	12,242
Simmons, 0.00%, 12/15/14 (3)	10,550	6,304
Simmons, 7.875%, 1/15/14	3,950	3,772
Spectrum Brands, 7.375%, 2/1/15	11,010	9,496
Stripes Acquisition, 10.625%, 12/15/13 (2)	6,525	6,802
Town Sports International, 9.625%, 4/15/11	3,525	3,684
		183,489
Container 2.3%
AEP Industries, 7.875%, 3/15/13	7,300	7,263
Ball, 6.875%, 12/15/12	5,768	5,855
BWAY, 10.00%, 10/15/10 (3)	8,755	9,237
Covalence Specialty Materials, 7.875%, 8/16/13 (1)(4)	4,500	4,612
Covalence Specialty Materials, 10.25%, 3/1/16 (2)	18,825	19,578
Greif Brothers, 8.875%, 8/1/12	4,200	4,468
Owens Brockway Glass Container, 7.75%, 5/15/11	3,925	4,121
Owens Brockway Glass Container, 8.25%, 5/15/13	9,400	9,823
Owens Brockway Glass Container, 8.75%, 11/15/12	8,200	8,815
Owens Brockway Glass Container, 8.875%, 2/15/09	13,550	14,143
Owens-Illinois, 7.35%, 5/15/08	2,700	2,734
Plastipak Holdings, 8.50%, 12/15/15 (2)	5,600	5,782
		96,431
Energy 7.1%
Allis Chalmers Energy, 9.00%, 1/15/14 (2)	5,750	5,750
Amerigas Partners, 7.125%, 5/20/16	5,575	5,631
Amerigas Partners LP, 7.25%, 5/20/15	25,575	26,022
Atlas Pipeline Partners, 8.125%, 12/15/15 (2)	4,000	4,130
Chaparral Energy, 8.50%, 12/1/15 (2)	13,230	13,991
CHC Helicopter, 7.375%, 5/1/14	12,560	12,874
Chesapeake Energy, 6.375%, 6/15/15	11,100	11,100
Chesapeake Energy, 6.50%, 8/15/17	10,975	11,030
Chesapeake Energy, 6.50%, 8/15/17 (2)	4,175	4,196
Chesapeake Energy, 6.625%, 1/15/16	8,300	8,445
Chesapeake Energy, 7.00%, 8/15/14	5,425	5,642
Compton Petroleum, 7.625%, 12/1/13	12,925	13,183
Copano Energy, 8.125%, 3/1/16 (2)	9,275	9,623
Denbury Resources, 7.50%, 4/1/13	8,975	9,424
Denbury Resources, 7.50%, 12/15/15	5,300	5,565
Dresser-Rand Group, 7.625%, 11/1/14 (2)(3)	3,396	3,515
El Paso Production, 7.75%, 6/1/13	4,925	5,220
Encore Acquisition, 7.25%, 12/1/17	9,825	9,997
Ferrellgas Partners, 8.75%, 6/15/12	10,295	10,424
Forest Oil, 8.00%, 12/15/11	4,525	4,943
Grant Prideco, 6.125%, 8/15/15 (2)	3,725	3,772
Hanover Compressor, 9.00%, 6/1/14	4,425	4,812
Hanover Equipment Trust, 8.75%, 9/1/11	6,720	7,090
Hilcorp Energy, 7.75%, 11/1/15 (2)	4,275	4,318
Hilcorp Energy, 10.50%, 9/1/10 (2)	14,925	16,567
Magnum Hunter Resources, 9.60%, 3/15/12	3,205	3,465
Ocean Rig Norway, 8.375%, 7/1/13 (2)	7,600	8,132
Petroleum Helicopters, 9.375%, 5/1/09	6,175	6,491
Plains Exploration & Production, 8.75%, 7/1/12	7,575	8,143
Pride International, 7.375%, 7/15/14	6,675	7,142
Range Resources, 6.375%, 3/15/15	8,615	8,701
Range Resources, 7.375%, 7/15/13	350	367
Stone Energy, 8.25%, 12/15/11	7,745	7,861
Swift Energy, 7.625%, 7/15/11	6,365	6,588
Swift Energy, 9.375%, 5/1/12	1,300	1,391
Universal Compression, 7.25%, 5/15/10	8,740	9,090
Whiting Petroleum, 7.00%, 2/1/14 (2)	11,325	11,254
Whiting Petroleum, 7.25%, 5/1/13	8,800	8,844
		304,733
Entertainment & Leisure 2.2%
AMC Entertainment, 8.00%, 3/1/14	11,125	9,679
AMC Entertainment, 11.00%, 2/1/16 (2)	11,200	11,256
AMF Bowling Worldwide, 10.00%, 3/1/10	8,350	8,538
Cinemark, 0.00%, 3/15/14 (3)	29,755	22,167
Cinemark USA, 9.00%, 2/1/13	9,392	9,909
Marquee Holdings, 0.00%, 8/15/14 (3)	4,425	2,721
Speedway Motorsports, 6.75%, 6/1/13	3,700	3,765
Universal City Development Partners, 11.75%, 4/1/10	13,700	15,310
Warner Music, 7.375%, 4/15/14	9,300	9,346
		92,691
Financial 1.3%
B.F. Saul Real Estate, 7.50%, 3/1/14	6,825	6,978
Dollar Financial Group, 9.75%, 11/15/11	7,975	8,394
E*Trade Financial, 8.00%, 6/15/11	19,658	20,690
FBOP Capital Trust II, 10.00%, 1/15/09 (2)	4,200	4,445
Leucadia National, 7.00%, 8/15/13	13,450	13,517
		54,024
Food/Tobacco 1.5%
Agrilink Foods, 11.875%, 11/1/08	2,575	2,627
B & G Foods, 8.00%, 10/1/11	10,201	10,456
Del Monte, 8.625%, 12/15/12	12,746	13,638
Dole Foods, 8.625%, 5/1/09 (1)	5,325	5,431
Dole Foods, 8.875%, 3/15/11	6,625	6,708
Pierre Foods, 9.875%, 7/15/12	4,575	4,735
R.J. Reynolds Tobacco Holdings, 6.50%, 7/15/10	12,500	12,594
Wornick, 10.875%, 7/15/11	7,725	8,053
		64,242
Forest Products 2.7%
Abitibi Consolidated, 5.25%, 6/20/08	2,600	2,477
Abitibi Consolidated, 8.55%, 8/1/10	2,150	2,115
Ainsworth Lumber, 7.25%, 10/1/12	3,050	2,844
Boise Cascade, 7.125%, 10/15/14	11,850	11,346
Graphic Packaging International, 8.50%, 8/15/11	5,550	5,592
Graphic Packaging International, 9.50%, 8/15/13	2,625	2,494
Jefferson Smurfit, 7.75%, 4/1/15	11,425	10,568
Jefferson Smurfit, 8.25%, 10/1/12	7,725	7,551
Koch Forest, 6.749%, 2/17/13 (1)(4)	9,000	9,191
Koch Forest, 7.749%, 2/17/14 (1)(4)	9,000	9,079
Longview Fibre, 10.00%, 1/15/09	14,575	15,340
MDP Acquisitions, 9.625%, 10/1/12	8,720	9,200
NewPage, 10.00%, 5/1/12	1,310	1,372
NewPage, 10.93%, 5/1/12 (1)	7,125	7,517
NewPage, 12.00%, 5/1/13	4,700	4,806
Norske Skog, 7.375%, 3/1/14	7,690	7,075
Stone Container, 9.75%, 2/1/11	3,275	3,369
Stone Container Finance of Canada, 7.375%, 7/15/14	5,350	4,975
		116,911
Gaming 5.0%
American Casino & Entertainment, 7.85%, 2/1/12	12,160	12,449
Boyd Gaming, 6.75%, 4/15/14	9,050	9,027
Boyd Gaming, 7.125%, 2/1/16	4,225	4,278
Boyd Gaming, 7.75%, 12/15/12	2,930	3,065
Boyd Gaming, 8.75%, 4/15/12	1,425	1,532
CCM Merger, 8.00%, 8/1/13 (2)	6,450	6,466
Chukchansi Economic Development Authority
8.06%, 11/15/12 (1)(2)	6,400	6,576
Global Cash Access, 8.75%, 3/15/12	11,507	12,356
Herbst Gaming, 7.00%, 11/15/14	10,967	10,967
Herbst Gaming, 8.125%, 6/1/12	2,289	2,386
Little Traverse Bay Bands, 10.25%, 2/15/14 (2)	6,625	6,526
Majestic Holdco, 0.00%, 10/15/11 (2)(3)	5,375	3,870
Majestic Star Casino, 9.50%, 10/15/10 (2)	3,275	3,537
Mandalay Resort Group, 10.25%, 8/1/07	6,860	7,271
MGM Mirage, 6.00%, 10/1/09	4,855	4,818
MGM Mirage, 8.50%, 9/15/10	9,201	9,937
MGM Mirage, 9.75%, 6/1/07	13,305	13,904
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	7,175	7,247
Park Place Entertainment, 9.375%, 2/15/07	3,900	4,036
Penn National Gaming, 6.75%, 3/1/15	12,266	12,297
Pinnacle Entertainment, 8.25%, 3/15/12	6,025	6,266
Poster Financial Group, 8.75%, 12/1/11	12,200	12,810
Resorts International Hotel, 11.50%, 3/15/09	750	831
Station Casinos, 6.00%, 4/1/12	5,250	5,224
Station Casinos, 6.50%, 2/1/14	1,425	1,423
Station Casinos, 6.875%, 3/1/16	22,600	22,939
Trump Entertainment Resorts, 8.50%, 6/1/15	12,305	12,305
Wynn Las Vegas, 6.625%, 12/1/14	7,225	7,135
		211,478
Health Care 6.0%
Amerisourcebergen, 5.625%, 9/15/12 (2)	6,275	6,244
Biovail, 7.875%, 4/1/10	7,665	7,914
CDRV Investors, 0.00%, 1/1/15 (3)	8,050	5,575
Community Health Systems, 6.50%, 12/15/12	7,400	7,289
Concentra Operating, 9.125%, 6/1/12	7,400	7,751
Concentra Operating, 9.50%, 8/15/10	3,450	3,597
CRC Health, 10.75%, 2/1/16 (2)	7,975	8,214
Davita, 6.625%, 3/15/13	4,150	4,223
Davita, 7.25%, 3/15/15	9,900	10,098
Fisher Scientific, 6.125%, 7/1/15	15,670	15,690
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	8,575	8,875
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	1,320	1,403
Genesis Healthcare, 8.00%, 10/15/13	10,010	10,536
HCA, 6.375%, 1/15/15	10,475	10,457
HCA, 6.50%, 2/15/16	6,350	6,322
HCA, 8.75%, 9/1/10	25,844	28,462
Mylan Labs, 5.75%, 8/15/10	6,600	6,567
Omnicare, 6.75%, 12/15/13	4,300	4,364
Omnicare, 6.875%, 12/15/15	5,400	5,521
Quintiles Transnational, 10.00%, 10/1/13	11,100	12,376
Team Health, 11.25%, 12/1/13 (2)	8,600	8,922
Tenet Healthcare, 6.375%, 12/1/11	13,675	12,410
Tenet Healthcare, 6.50%, 6/1/12	4,740	4,302
Triad Hospitals, 7.00%, 5/15/12	4,225	4,331
Triad Hospitals, 7.00%, 11/15/13	15,360	15,514
US Oncology, 9.00%, 8/15/12	5,830	6,238
US Oncology, 10.75%, 8/15/14	3,500	3,885
Vanguard Health, 9.00%, 10/1/14	5,975	6,244
Ventas Realty, 6.50%, 6/1/16 (2)	6,275	6,275
Ventas Realty, 6.75%, 6/1/10	3,775	3,860
VWR International, 6.875%, 4/15/12	1,950	1,950
VWR International, 8.00%, 4/15/14	3,050	3,065
Warner Chilcott, 9.00%, 2/1/15 (2)(3)	6,575	6,509
		254,983
Information Technology 3.3%
Activant Solutions, 10.53%, 4/1/10 (1)(2)	1,575	1,603
Activant Solutions, 10.53%, 4/1/10 (1)(2)	4,225	4,299
Celestica, 7.875%, 7/1/11	10,650	10,930
Flextronics, 6.25%, 11/15/14	10,100	10,050
Freescale Semiconductor, 6.875%, 7/15/11	7,150	7,374
Freescale Semiconductor, 7.125%, 7/15/14	9,925	10,570
Spansion, 11.25%, 1/15/16 (2)	6,475	6,216
SS&C Technologies, 11.75%, 12/1/13 (2)	3,900	4,095
STATS ChipPAC, 6.75%, 11/15/11	3,875	3,802
Sungard Data, 9.125%, 8/15/13 (2)	26,550	28,143
Sungard Data, 10.25%, 8/15/15 (2)	11,797	12,357
Telex Communications, 11.50%, 10/15/08	9,075	9,710
UGS, 10.00%, 6/1/12	11,245	12,370
Unisys, 7.875%, 4/1/08	5,615	5,587
Unisys, 8.00%, 10/15/12	2,625	2,546
Xerox, 6.875%, 8/15/11	2,225	2,300
Xerox, 7.20%, 4/1/16	2,844	3,000
Xerox, 7.625%, 6/15/13	5,515	5,818
		140,770
Lodging 0.7%
Felcor Lodging, 8.83%, 6/1/11 (1)	3,400	3,544
Felcor Lodging, 9.00%, 6/1/11 (3)	4,695	5,188
HMH Properties, 7.875%, 8/1/08	278	280
Host Marriott, 6.375%, 3/15/15	3,525	3,534
Host Marriott, 7.00%, 8/15/12	2,200	2,261
Host Marriott, 7.125%, 11/1/13	3,225	3,354
Meristar Hospitality, 9.00%, 1/15/08	3,250	3,429
Meristar Hospitality, 9.125%, 1/15/11	6,155	7,109
		28,699
Manufacturing 2.8%
Aearo, 8.25%, 4/15/12	10,200	11,195
Bombardier, 6.30%, 5/1/14 (2)	7,675	6,946
Bombardier, 6.75%, 5/1/12 (2)	30,175	28,591
Case New Holland, 9.25%, 8/1/11	9,725	10,442
Columbus Mckinnon, 8.875%, 11/1/13 (2)	9,700	10,209
General Cable, 9.50%, 11/15/10	7,600	8,132
Invensys, 9.875%, 3/15/11 (2)	10,750	11,126
JLG Industries, 8.375%, 6/15/12	7,967	8,505
Rexnord, 10.125%, 12/15/12	18,484	20,286
Terex, 7.375%, 1/15/14	3,650	3,732
The Manitowoc Company, 7.125%, 11/1/13	875	901
		120,065
Metals & Mining 3.0%
Aleris International, 9.00%, 11/15/14	6,850	7,210
Alpha Natural Resources, 10.00%, 6/1/12 (3)	9,400	10,340
Arch Western Finance, 6.75%, 7/1/13 (3)	7,800	7,839
Century Alumunium, 7.50%, 8/15/14	5,175	5,356
Earle M. Jorgensen, 9.75%, 6/1/12	17,870	19,389
Euramax, 11.544%, 6/28/13 (1)(4)	15,500	14,957
Foundation Coal Holdings, 7.25%, 8/1/14	9,975	10,299
Gerdau Ameristeel, 10.375%, 7/15/11	8,635	9,531
James River Coal Company, 9.375%, 6/1/12	9,775	10,215
Massey Energy, 6.875%, 12/15/13 (2)	10,550	10,603
Metals USA, 11.125%, 12/1/15 (2)	4,325	4,649
Neenah Foundry, 11.00%, 9/30/10 (2)	5,800	6,380
Novelis, 7.75%, 2/15/15 (2)(3)	9,750	9,433
		126,201
Other Telecommunications 2.1%
Eircom Funding, 8.25%, 8/15/13	12,059	12,888
Globix, 11.00%, 5/1/08	1,420	1,221
MCI, 7.688%, 5/1/09 (1)	5,426	5,602
Qwest, 6.95%, 6/30/10 (1)(4)	4,250	4,271
Qwest, 7.741%, 6/15/13 (1)	5,675	6,214
Qwest, 7.875%, 9/1/11	14,390	15,433
Qwest, 8.875%, 3/15/12 (3)	7,485	8,402
Qwest, 9.32%, 6/5/07 (1)(4)	5,100	5,202
Time Warner Telecom, 10.125%, 2/1/11	16,825	17,708
US LEC, 12.716%, 10/1/09 (1)	13,475	14,621
		91,562
Publishing 4.9%
Advanstar, 15.00%, 10/15/11 (3)	8,150	8,547
Advanstar Communications, 10.75%, 8/15/10	7,500	8,213
Advanstar Communications, 12.00%, 2/15/11	6,900	7,262
Affinity Group, 9.00%, 2/15/12	8,435	8,435
Affinity Group, PIK, 10.875%, 2/15/12	4,379	4,099
CanWest Media, 8.00%, 9/15/12	17,603	18,087
Dex Media East, 9.875%, 11/15/09	4,765	5,110
Dex Media East, 12.125%, 11/15/12	9,914	11,451
Dex Media West, 8.50%, 8/15/10	1,200	1,269
Dex Media West, 9.875%, 8/15/13	9,427	10,452
Haights Cross Operating, 11.75%, 8/15/11	8,685	9,206
Houghton Mifflin, 8.25%, 2/1/11	8,450	8,830
Lighthouse International, 8.00%, 4/30/14 (EUR)(2)	12,875	16,538
Mail-Well I, 9.625%, 3/15/12	9,175	9,898
MediaNews Group, 6.375%, 4/1/14	2,710	2,449
MediaNews Group, 6.875%, 10/1/13	8,950	8,323
Morris Publishing, 7.00%, 8/1/13	12,260	11,555
R.H. Donnelley, 8.875%, 1/15/16 (2)	40,650	42,378
R.H. Donnelley Finance, 10.875%, 12/15/12	16,325	18,366
		210,468
Restaurants 0.9%
Landry's Restaurants, 7.50%, 12/15/14	8,725	8,452
O'Charleys, 9.00%, 11/1/13	10,500	10,841
Real Mex Restaurants, 10.00%, 4/1/10 (3)	4,575	4,952
Real Mex Restaurants, 14.17%, 12/31/08 (1)(4)	2,000	2,035
The Restaurant Company, 10.00%, 10/1/13 (2)	11,100	10,601
		36,881
Retail 2.0%
Gregg Appliances, 9.00%, 2/1/13	6,550	6,174
GSC Holdings, 8.00%, 10/1/12 (2)	30,975	30,704
Leslies Poolmart, 7.75%, 2/1/13	13,635	13,771
Movie Gallery, 11.00%, 5/1/12	11,800	7,729
Nebraska Book, 8.625%, 3/15/12	12,325	11,647
Quiksilver, 6.875%, 4/15/15	2,800	2,702
Rafaella Apparel Group, 11.25%, 6/15/11 (2)	11,800	11,741
		84,468
Satellites 1.5%
DIRECTV Holdings, 6.375%, 6/15/15	8,025	7,985
DIRECTV Holdings, 8.375%, 3/15/13	9,918	10,687
Echostar DBS, 6.625%, 10/1/14	14,050	13,664
Intelsat, 0.00%, 2/1/15 (2)(3)	4,425	3,053
Intelsat Telecom Satellite, 9.614%, 1/15/12 (1)(2)	15,775	16,071
Panamsat, 0.00%, 11/1/14 (3)	950	674
Panamsat, 9.00%, 8/15/14	11,851	12,532
		64,666
Services 4.7%
Allied Waste, 7.875%, 4/15/13	7,600	7,942
Allied Waste, 8.50%, 12/1/08	11,275	11,895
Allied Waste, 8.875%, 4/1/08	11,075	11,643
Allied Waste, 9.25%, 9/1/12	4,967	5,389
Brand Intermediate, PIK, 13.00%, 10/15/13 (2)	9,830	10,076
Brand Services, 12.00%, 10/15/12	8,975	9,514
Brickman Group, 11.75%, 12/15/09	12,475	13,691
Casella Waste, 9.75%, 2/1/13	19,110	20,376
Dycom Industries, 8.125%, 10/15/15 (2)	7,500	7,781
FTI Consulting, 7.625%, 6/15/13	9,790	10,280
Hertz, 8.875%, 1/1/14 (2)	17,850	18,653
Hertz, 10.50%, 1/1/16 (2)	21,475	23,086
IKON Office Solutions, 7.75%, 9/15/15 (2)	6,595	6,809
IPC Acquisition, 11.70%, 8/15/12 (1)(4)	6,000	6,000
Mac-Gray, 7.625%, 8/15/15	7,050	7,191
NationsRent, 9.50%, 10/15/10	7,825	8,568
Sunstate Equipment, 10.50%, 4/1/13 (2)	9,525	9,930
Worldspan, 10.999%, 2/15/11 (1)	13,500	11,813
		200,637
Supermarkets 0.4%
Jean Coutu Group, 7.625%, 8/1/12	11,750	11,779
Pathmark Stores, 8.75%, 2/1/12	7,100	6,710
		18,489
Textiles & Apparel 0.2%
Broder Brothers, 11.25%, 10/15/10	6,500	6,484
		6,484
Transportation 0.1%
TFM, 9.375%, 5/1/12	4,775	5,276
		5,276
Utilities 8.8%
AES, 7.75%, 3/1/14	3,600	3,807
AES, 8.875%, 2/15/11	11,087	12,029
AES, 9.00%, 5/15/15 (2)	27,140	29,718
AES, 9.375%, 9/15/10	12,463	13,647
Allegheny Energy Supply, 7.80%, 3/15/11	3,250	3,469
Allegheny Energy Supply, 8.25%, 4/15/12 (2)(3)	1,600	1,760
ANR Pipeline, 8.875%, 3/15/10	3,175	3,397
CMS Energy, 8.50%, 4/15/11	1,775	1,939
CMS Energy, 9.875%, 10/15/07	15,883	16,995
Colorado Interstate Gas, 5.95%, 3/15/15	4,025	3,945
Colorado Interstate Gas, 6.80%, 11/15/15 (2)	17,800	18,512
Dynegy, 9.875%, 7/15/10 (2)	2,400	2,628
Dynegy, 10.125%, 7/15/13 (2)	15,570	17,555
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	7,925	8,064
Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)	19,115	20,979
Mirant Americas Generation, 8.30%, 5/1/11	19,550	20,527
Mirant North America, 7.375%, 12/31/13 (2)	36,450	37,452
Mission Energy, 13.50%, 7/15/08	4,700	5,429
NRG Energy, 7.25%, 2/1/14	15,700	16,014
NRG Energy, 7.375%, 2/1/16	41,675	42,821
Orion Power, 12.00%, 5/1/10	13,957	15,981
Sierra Pacific Resources, 8.625%, 3/15/14	24,450	26,681
Southern Natural Gas, 8.875%, 3/15/10	12,365	13,215
UtiliCorp Canada Finance, 7.75%, 6/15/11	7,782	8,035
Williams Companies, 7.50%, 1/15/31	5,425	5,839
Williams Companies, 7.625%, 7/15/19	2,065	2,272
Williams Companies, 7.75%, 6/15/31	3,775	4,167
Williams Companies, 8.125%, 3/15/12 (3)	15,525	17,077
Williams Companies, 8.75%, 3/15/32 (3)	1,300	1,586
		375,540
Wireless Communications 5.9%
Alamosa Holdings, 11.00%, 7/31/10	17,400	19,449
American Cellular, 10.00%, 8/1/11	1,200	1,307
American Tower, 7.125%, 10/15/12	9,775	10,239
American Tower, 7.25%, 12/1/11	1,640	1,718
American Tower, 7.50%, 5/1/12	1,700	1,785
Centennial Communications, 8.125%, 2/1/14	650	666
Centennial Communications, 10.00%, 1/1/13 (2)	3,025	3,138
Centennial Communications, 10.125%, 6/15/13	4,900	5,353
Digicel, 9.25%, 9/1/12 (2)	10,625	11,223
Dobson Cellular Systems, 9.875%, 11/1/12	6,975	7,620
Dobson Communications, 8.875%, 10/1/13	10,750	10,777
Horizon PCS, 11.375%, 7/15/12	5,200	5,967
IPCS, 11.50%, 5/1/12	5,050	5,770
IWO Holdings, 0.00%, 1/15/15 (3)	5,025	3,766
Nextel Communications, 6.875%, 10/31/13	37,704	39,469
Nextel Communications, 7.375%, 8/1/15	4,815	5,098
Nextel Partners, 8.125%, 7/1/11	8,375	8,878
Rogers Wireless, 7.50%, 3/15/15	2,050	2,229
Rogers Wireless, 7.616%, 12/15/10 (1)	4,325	4,487
Rogers Wireless, 8.00%, 12/15/12	33,325	35,741
Rogers Wireless, 9.625%, 5/1/11	8,187	9,497
Rural Cellular, 9.875%, 2/1/10	6,125	6,569
Rural Cellular, 10.43%, 11/1/12 (1)(2)	3,850	4,014
Syniverse Technologies, 7.75%, 8/15/13	10,175	10,277
U.S. Unwired, 10.00%, 6/15/12	10,150	11,495
Ubiquitel Operating, 9.875%, 3/1/11	9,926	10,968
Wind Acquisition, 10.75%, 12/1/15 (2)	15,075	16,130
		253,630

Total Corporate Bonds (Cost $3,853,066)		3,886,043

CONVERTIBLE BONDS 1.3%
Broadcasting 0.3%
Lamar Advertising Company, 2.875%, 12/31/10	11,100	12,613
		12,613
Information Technology 0.7%
Amazon.Com, 4.75%, 2/1/09	14,225	13,777
Intel, 2.95%, 12/15/35 (2)	9,125	8,159
Juniper Networks, 0.00% , 6/15/08	8,150	8,708
		30,644
Satellites 0.1%
Echostar Communications, 5.75%, 5/15/08	5,800	5,752
		5,752
Wireless Communications 0.2%
American Tower, 3.00%, 8/15/12	4,100	6,721
		6,721
Total Convertible Bonds (Cost $52,886)		55,730
COMMON STOCKS 1.3%
Broadcasting 0.0%
Time Warner	2	40
		40
Cable Operators 0.0%
BT Acquisition (4)(5)	10	—
		—
Consumer Products 0.0%
Mattress Discounters, Warrants, 7/15/07 (2)(5)	4	—
		—
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (2)(5)	4	81
		81
Gaming 0.0%
Mikohn Gaming, Warrants, 8/15/08 (2)(5)	9	9
		9
Information Technology 0.0%
ASAT Finance, Warrants, 11/1/06 (2)(5)	2	—
		—
Other Telecommunications 0.0%
KMC Telecom, Warrants, 8/15/08 (2)(5)	5	—
RSL Communications, Warrants, 11/15/06 (5)	3	—
		—
Satellites 0.2%
Loral Space & Communications (5)	280	7,548
Orbimage (5)	111	1,337
Orbimage, Warrants, 3/31/10 (5)	21	64
		8,949
Services 0.2%
Synagro Technologies	1,091	5,216
		5,216
Supermarkets 0.0%
Pathmark Stores (5)	23	235
Pathmark Stores, Warrants, 9/19/10 (5)	36	11
		246
Transportation 0.0%
TravelCenters of America, Warrants, 5/1/09 (5)	15	18
TravelCenters of America, Warrants, 11/14/10 (5)	44	56
		74
Utilities 0.2%
PNM Resources	1	17
SW Acquisitions (5)	0	—
Williams Companies	383	8,251
		8,268
Wireless Communications 0.7%
IPCS, Warrants, 6/15/10 (2)(5)	9	—
Nextel Partners, Class A (5)	400	11,218
Rogers Communications, Class B	238	9,533
Telus (Non-voting shares)	248	9,644
Ubiquitel Operating, Warrants, 4/15/10 (2)(5)	19	—
		30,395

Total Common Stocks (Cost $49,170)		53,278

PREFERRED STOCKS 0.3%
Broadcasting 0.2%
Spanish Broadcasting	8	8,343
		8,343
Satellites 0.1%
Loral Skynet (2)(5)	18	3,514
Pegasus Satellite (5)	9	—
		3,514
Textiles & Apparel 0.0%
Anvil Holdings (4)(5)	278	557
		557

Total Preferred Stocks (Cost $27,030)		12,414
CONVERTIBLE PREFERRED STOCKS 0.6%
Information Technology 0.5%
Lucent Technologies	19	18,240
		18,240
Utilities 0.1%
NRG Energy (2)	4	5,249
		5,249
Total Convertible Preferred Stocks (Cost $23,565)		23,489
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Reserve Investment Fund, 4.58% (6)(7)	219,527	219,527
Total Short-Term Investments (Cost $219,527)		219,527
Total Investments in Securities
99.7% of Net Assets (Cost $4,225,244)		$ 4,250,481

†	Denominated in U.S. dollars unless otherwise noted
(1)	Variable Rate; rate shown is effective rate at period-end
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $798,119,000 and represents 18.7% of net assets.
(3)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(4)	Restricted Securities
(5)	Non-income producing
(6)	Seven-day yield
(7)	Affiliated company - see Note 4
EUR	Euro
PIK	Payment-in-kind

(4)Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $106,154 and represents 2.5% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Anvil Holdings	10/10/97-3/25/03	$6,408
BT Acquisition	12/23/86	81
Charter Communications, 7.87%, 4/27/11 (1)	01/20/06- 1/31/06	22,955
Covalence Specialty Materials, 7.97%, 8/16/13 (1)	2/8/06	4,500
Eastman Kodak, 6.721%, 10/18/12 (1)	10/14/05	8,984
Euramax, 11.544%, 6/28/13 (1)	06/28/05-1/27/06	15,393
Frontiervision Operating Partners, 8.90%, 3/31/06 (1)	5/8/03	3,149
Frontiervision Operating Partners, 9.025%, 3/31/06 (1)	5/8/03	4,114
IPC Acquisition, 11.70%, 8/15/12 (1)	7/28/05	6,000
Koch Forest, 6.749%, 2/17/13 (1)	2/13/06	9,000
Koch Forest, 7.749%, 2/17/14 (1)	2/13/06	9,000
Olympus Communications, 8.75%, 6/30/10 (1)	04/30/03-5/21/03	7,436
Qwest, 6.95%, 6/30/10 (1)	6/5/03	4,180
Qwest, 9.32%, 6/5/07 (1)	6/5/03	5,049
Real Mex Restaurants, 14.17%, 12/31/08 (1)	1/26/05	2,045
United Airlines, 8.46%, 2/1/12 (1)	2/1/06	2,000
Totals		$110,294

The fund has registration rights for certain restricted securities held as of February 28, 2006.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $4,239,293,000. Net unrealized gain aggregated $11,188,000 at period-end, of which $86,223,000 related to appreciated investments and $75,035,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $4,226,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $219,527,000 and $105,729,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006